Fair Value Measurements (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges | $	$ 81,607	$ 16,335	$ 21,828
Number of aircraft impaired	35	8	8
Lease revenue | $	$ 4,867,623	$ 4,991,551	$ 3,449,571
Number of engines impaired		12	3
Flight Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated useful life of asset, years	25 years
Lease Termination Or Amendment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of aircraft impaired	25	4
Lease revenue | $	$ 95,900	$ 20,500
Part Of Sale Transactions And Classified As Flight Equipment Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of aircraft impaired	10